SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (166,636)	$ (161,645)	$ (166,636)	$ (161,645)	$ (166,194)
Revenue	19,406	18,083	37,986	36,027
Net income (loss) attributable to:
Non-controlling interests	339	783	1,279	925
Shareholders	364	272	466	345
Net income	703	1,055	1,745	1,270
Other comprehensive income (loss) attributable to:
Non-controlling interests	434	836	514	1,751
Shareholders	(182)	683	(659)	845
Other comprehensive income (loss)	252	1,519	(145)	2,596
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (120,065)	$ (115,049)	(120,065)	(115,049)	$ (118,308)
Net income (loss) attributable to:
Non-controlling interests			1,279	925
Other comprehensive income (loss) attributable to:
Non-controlling interests			$ 514	$ 1,751